Statement of Additional Information (SAI) Supplement American Century World Mutual Funds, Inc. SAI dated April 1, 2025 American Century Quantitative Equity Funds, Inc. SAI dated November 1, 2024
Supplement dated May 24, 2025

The following entry is added for Mattia Bacciardi in the Accounts Managed table on pages 34-35 of the American Century World Mutual Funds SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Mattia Bacciardi[1]	Number of Accounts	8	1	0
	Assets	$7.1 billion[2]	$24.0 million	$0
1 Information provided as of May 19, 2025.
2 Includes $1.4 billion in International Value.

The following entry is added for Mattia Bacciardi in the Accounts Managed table on page 32 of the American Century Quantitative Equity Funds SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Mattia Bacciardi[1]	Number of Accounts	8	1	0
	Assets	$7.1 billion[2]	$24.0 million	$0
1 Information provided as of May 19, 2025.
2 Includes $1.9 billion in Disciplined Core Value, $433.3 million in Disciplined Growth, $1.7 billion in Equity Growth, $966.4 million in Global Gold, $144.3 million in Small Company, and $279.5 million in Utilities.

The following entry for Mattia Bacciardi is added in the Ownership of Securities table on pages 37-38 of the American Century World Mutual Funds SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
International Value Fund
Mattia Bacciardi[1]	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000;
F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of May 19, 2025.

The following entry for Mattia Bacciardi is added in the Ownership of Securities table on page 35 of the American Century Quantitative Equity Funds SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Disciplined Core Value
Mattia Bacciardi[1]	A
Disciplined Growth
Mattia Bacciardi[1]	A
Equity Growth
Mattia Bacciardi[1]	A
Global Gold
Mattia Bacciardi[1]	A
Small Company
Mattia Bacciardi[1]	A
Utilities
Mattia Bacciardi[1]	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000;
F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of May 19, 2025.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-98696 2505